Provisions	12 Months Ended
Dec. 31, 2017
Provisions.
Provisions

19 Provisions

			Employee		Other
	Severance	Environmental	benefits	Legal	provisions	Total
	$m	$m	$m	$m	$m	$m
At 1 January 2015	526	84	163	74	260	1,107
Additions arising on business acquisitions	–	–	–	–	10	10
Charge for year	338	8	7	313	40	706
Cash paid	(408)	(25)	(12)	(69)	(43)	(557)
Reversals	(40)	–	–	–	(12)	(52)
Exchange and other movements	(13)	–	–	39	2	28
At 31 December 2015	403	67	158	357	257	1,242
Charge for year	578	11	6	223	170	988
Cash paid	(433)	(19)	(21)	(126)	(87)	(686)
Reversals	(40)	–	–	–	(39)	(79)
Exchange and other movements	(21)	–	–	(16)	(10)	(47)
At 31 December 2016	487	59	143	438	291	1,418
Charge for year	225	11	30	281	55	602
Cash paid	(324)	(20)	(43)	(48)	(37)	(472)
Reversals	(75)	–	(10)	(40)	(44)	(169)
Exchange and other movements	45	9	6	23	6	89
At 31 December 2017	358	59	126	654	271	1,468

	2017	2016	2015
	$m	$m	$m
Due within one year	1,121	1,065	798
Due after more than one year	347	353	444
Total	1,468	1,418	1,242

AstraZeneca is undergoing a global restructuring initiative which involves rationalisation of the global supply chain, the sales and marketing organisation, IT and business support infrastructure, and R&D. Employee costs in connection with the initiatives are recognised in severance provisions. Final severance costs are often subject to the completion of the requisite consultations on the areas impacted.

Details of the environmental and legal provisions are provided in Note 28.

Employee benefit provisions include the Deferred Bonus Plan. Further details are included in Note 27.

Other provisions comprise amounts relating to specific contractual or constructive obligations and disputes.

No provision has been released or applied for any purpose other than that for which it was established.